Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB STRATEGIC TRUST
Prospectus Date	rr_ProspectusDate	Sep. 20, 2012
Supplement [Text Block]	sst2_SupplementTextBlock

SCHWAB STRATEGIC TRUST

Schwab U.S. ETFs

Schwab U.S. Broad Market ETF

Schwab U.S. Large-Cap ETF

Schwab U.S. Large-Cap Growth ETF

Schwab U.S. Large-Cap Value ETF

Schwab U.S. Mid-Cap ETF

Schwab U.S. Small-Cap ETF

Schwab U.S. Dividend Equity ETF

(each, a "Fund")

Supplement dated September 20, 2012 to the

Prospectus dated December 17, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective September 20, 2012, the management fee of each Fund has been reduced, as follows:

	Current Management Fees	New Management Fees
Schwab U.S. Broad Market ETF	0.06%	0.04%
Schwab U.S. Large-Cap ETF	0.08%	0.04%
Schwab U.S. Large-Cap Growth ETF	0.13%	0.07%
Schwab U.S. Large-Cap Value ETF	0.13%	0.07%
Schwab U.S. Mid-Cap ETF	0.13%	0.07%
Schwab U.S. Small-Cap ETF	0.13%	0.10%
Schwab U.S. Dividend Equity ETF	0.17%	0.07%

Accordingly, the following changes to the Prospectus are effective September 20, 2012:

1. Schwab U.S. Broad Market ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.04
Other expenses	None

Total annual operating expenses	0.04

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$4	$13	$23	$51

2. Schwab U.S. Large-Cap ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 5 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.04
Other expenses	None

Total annual operating expenses	0.04

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$4	$13	$23	$51

3. Schwab U.S. Large-Cap Growth ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 9 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.07
Other expenses	None

Total annual operating expenses	0.07

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$7	$23	$40	$90

4. Schwab U.S. Large-Cap Value ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 13 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.07
Other expenses	None

Total annual operating expenses	0.07

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$7	$23	$40	$90

5. Schwab U.S. Mid-Cap ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 17 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.07
Other expenses	None

Total annual operating expenses	0.07

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$7	$23	$40	$90

6. Schwab U.S. Small-Cap ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 20 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.10
Other expenses	None

Total annual operating expenses	0.10

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$10	$32	$57	$128

7. Schwab U.S. Dividend Equity ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 24 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.07
Other expenses	None

Total annual operating expenses	0.07

Expenses on a $10,000 investment
1 year	3 years
$7	$23

SCHWAB STRATEGIC TRUST

Schwab International ETFs

Schwab International Equity ETF

Schwab International Small-Cap Equity ETF

Schwab Emerging Markets Equity ETF

(each a "Fund")

Supplement dated September 20, 2012 to the

Prospectus dated December 17, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective September 20, 2012, the management fee of each Fund has been reduced, as follows:

	Current Management Fees	New Management Fees
Schwab International Equity ETF	0.13%	0.09%
Schwab International Small-Cap Equity ETF	0.35%	0.20%
Schwab Emerging Markets Equity ETF	0.25%	0.15%

Accordingly, the following changes to the Prospectus are effective September 20, 2012:

1. Schwab International Equity ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.09
Other expenses	None

Total annual operating expenses	0.09

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$9	$29	$51	$115

2. Schwab International Small-Cap Equity ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section page 5 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.20
Other expenses	None

Total annual operating expenses	0.20

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$20	$64	$113	$255

3. Schwab Emerging Markets Equity ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 9 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.15
Other expenses	None

Total annual operating expenses	0.15

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$15	$48	$85	$192

SCHWAB STRATEGIC TRUST

Schwab Fixed-Income ETFs

Schwab U.S. TIPS ETF

Schwab Short-Term U.S. Treasury ETF

Schwab Intermediate-Term U.S. Treasury

Schwab U.S. Aggregate Bond ETF

(each a "Fund")

Supplement dated September 20, 2012 to the

Prospectus dated April 30, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective September 20, 2012, the management fee of each Fund has been reduced, as follows:

	Current Management Fees	New Management Fees
Schwab U.S. TIPS ETF	0.14%	0.07%
Schwab Short-Term U.S. Treasury ETF	0.12%	0.08%
Schwab Intermediate-Term U.S. Treasury	0.12%	0.10%
Schwab U.S. Aggregate Bond ETF	0.10%	0.05%

Accordingly, the following changes to the Prospectus are effective September 20, 2012:

1. Schwab U.S. TIPS ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.07
Other expenses	None

Total annual operating expenses	0.07

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$7	$23	$40	$90

2. Schwab Short-Term U.S. Treasury ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 5 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.08
Other expenses	None

Total annual operating expenses	0.08

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$8	$26	$45	$103

3. Schwab Intermediate-Term U.S. Treasury ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 8 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.10
Other expenses	None

Total annual operating expenses	0.10

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$10	$32	$57	$128

4. Schwab U.S. Aggregate Bond ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 11 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.05
Other expenses	None

Total annual operating expenses	0.05

Expenses on a $10,000 investment
1 year	3 years
$5	$16

SCHWAB STRATEGIC TRUST

Schwab U.S. REIT ETF

Supplement dated September 20, 2012 to the

Prospectus dated June 28, 2012

(the "Fund")

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective September 20, 2012, the management fee of the Fund has been reduced, as follows:

	Current Management Fees	New Management Fees
Schwab U.S. REIT ETF	0.13%	0.07%

Accordingly, the following changes to the Prospectus are effective September 20, 2012:

1. The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.07
Other expenses	None

Total annual operating expenses	0.07

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$7	$23	$40	$90

Schwab U.S. Broad Market ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sst2_SupplementTextBlock

SCHWAB STRATEGIC TRUST

Schwab U.S. ETFs

Schwab U.S. Broad Market ETF

Schwab U.S. Large-Cap ETF

Schwab U.S. Large-Cap Growth ETF

Schwab U.S. Large-Cap Value ETF

Schwab U.S. Mid-Cap ETF

Schwab U.S. Small-Cap ETF

Schwab U.S. Dividend Equity ETF

(each, a "Fund")

Supplement dated September 20, 2012 to the

Prospectus dated December 17, 2011

Schwab U.S. Broad Market ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.04
Other expenses	None

Total annual operating expenses	0.04

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$4	$13	$23	$51

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses on a $10,000 investment
Schwab U.S. Broad Market ETF | Schwab U.S. Broad Market ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.04%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual operating expenses	rr_ExpensesOverAssets	0.04%
1 year	rr_ExpenseExampleYear01	4
3 years	rr_ExpenseExampleYear03	13
5 years	rr_ExpenseExampleYear05	23
10 years	rr_ExpenseExampleYear10	51
Schwab U.S. Large-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sst2_SupplementTextBlock

SCHWAB STRATEGIC TRUST

Schwab U.S. ETFs

Schwab U.S. Broad Market ETF

Schwab U.S. Large-Cap ETF

Schwab U.S. Large-Cap Growth ETF

Schwab U.S. Large-Cap Value ETF

Schwab U.S. Mid-Cap ETF

Schwab U.S. Small-Cap ETF

Schwab U.S. Dividend Equity ETF

(each, a "Fund")

Supplement dated September 20, 2012 to the

Prospectus dated December 17, 2011

Schwab U.S. Large-Cap ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 5 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.04
Other expenses	None

Total annual operating expenses	0.04

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$4	$13	$23	$51

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses on a $10,000 investment
Schwab U.S. Large-Cap ETF | Schwab U.S. Large-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.04%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual operating expenses	rr_ExpensesOverAssets	0.04%
1 year	rr_ExpenseExampleYear01	4
3 years	rr_ExpenseExampleYear03	13
5 years	rr_ExpenseExampleYear05	23
10 years	rr_ExpenseExampleYear10	51
Schwab U.S. Large-Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sst2_SupplementTextBlock

SCHWAB STRATEGIC TRUST

Schwab U.S. ETFs

Schwab U.S. Broad Market ETF

Schwab U.S. Large-Cap ETF

Schwab U.S. Large-Cap Growth ETF

Schwab U.S. Large-Cap Value ETF

Schwab U.S. Mid-Cap ETF

Schwab U.S. Small-Cap ETF

Schwab U.S. Dividend Equity ETF

(each, a "Fund")

Supplement dated September 20, 2012 to the

Prospectus dated December 17, 2011

Schwab U.S. Large-Cap Growth ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 9 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.07
Other expenses	None

Total annual operating expenses	0.07

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$7	$23	$40	$90

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses on a $10,000 investment
Schwab U.S. Large-Cap Growth ETF | Schwab U.S. Large-Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.07%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual operating expenses	rr_ExpensesOverAssets	0.07%
1 year	rr_ExpenseExampleYear01	7
3 years	rr_ExpenseExampleYear03	23
5 years	rr_ExpenseExampleYear05	40
10 years	rr_ExpenseExampleYear10	90
Schwab U.S. Large-Cap Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sst2_SupplementTextBlock

SCHWAB STRATEGIC TRUST

Schwab U.S. ETFs

Schwab U.S. Broad Market ETF

Schwab U.S. Large-Cap ETF

Schwab U.S. Large-Cap Growth ETF

Schwab U.S. Large-Cap Value ETF

Schwab U.S. Mid-Cap ETF

Schwab U.S. Small-Cap ETF

Schwab U.S. Dividend Equity ETF

(each, a "Fund")

Supplement dated September 20, 2012 to the

Prospectus dated December 17, 2011

Schwab U.S. Large-Cap Value ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 13 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.07
Other expenses	None

Total annual operating expenses	0.07

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$7	$23	$40	$90

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses on a $10,000 investment
Schwab U.S. Large-Cap Value ETF | Schwab U.S. Large-Cap Value ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.07%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual operating expenses	rr_ExpensesOverAssets	0.07%
1 year	rr_ExpenseExampleYear01	7
3 years	rr_ExpenseExampleYear03	23
5 years	rr_ExpenseExampleYear05	40
10 years	rr_ExpenseExampleYear10	90
Schwab U.S. Mid-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sst2_SupplementTextBlock

SCHWAB STRATEGIC TRUST

Schwab U.S. ETFs

Schwab U.S. Broad Market ETF

Schwab U.S. Large-Cap ETF

Schwab U.S. Large-Cap Growth ETF

Schwab U.S. Large-Cap Value ETF

Schwab U.S. Mid-Cap ETF

Schwab U.S. Small-Cap ETF

Schwab U.S. Dividend Equity ETF

(each, a "Fund")

Supplement dated September 20, 2012 to the

Prospectus dated December 17, 2011

Schwab U.S. Mid-Cap ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 17 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.07
Other expenses	None

Total annual operating expenses	0.07

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$7	$23	$40	$90

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses on a $10,000 investment
Schwab U.S. Mid-Cap ETF | Schwab U.S. Mid-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.07%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual operating expenses	rr_ExpensesOverAssets	0.07%
1 year	rr_ExpenseExampleYear01	7
3 years	rr_ExpenseExampleYear03	23
5 years	rr_ExpenseExampleYear05	40
10 years	rr_ExpenseExampleYear10	90
Schwab U.S. Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sst2_SupplementTextBlock

SCHWAB STRATEGIC TRUST

Schwab U.S. ETFs

Schwab U.S. Broad Market ETF

Schwab U.S. Large-Cap ETF

Schwab U.S. Large-Cap Growth ETF

Schwab U.S. Large-Cap Value ETF

Schwab U.S. Mid-Cap ETF

Schwab U.S. Small-Cap ETF

Schwab U.S. Dividend Equity ETF

(each, a "Fund")

Supplement dated September 20, 2012 to the

Prospectus dated December 17, 2011

Schwab U.S. Small-Cap ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 20 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.10
Other expenses	None

Total annual operating expenses	0.10

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$10	$32	$57	$128

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses on a $10,000 investment
Schwab U.S. Small-Cap ETF | Schwab U.S. Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual operating expenses	rr_ExpensesOverAssets	0.10%
1 year	rr_ExpenseExampleYear01	10
3 years	rr_ExpenseExampleYear03	32
5 years	rr_ExpenseExampleYear05	57
10 years	rr_ExpenseExampleYear10	128
Schwab U.S. Dividend Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sst2_SupplementTextBlock

SCHWAB STRATEGIC TRUST

Schwab U.S. ETFs

Schwab U.S. Broad Market ETF

Schwab U.S. Large-Cap ETF

Schwab U.S. Large-Cap Growth ETF

Schwab U.S. Large-Cap Value ETF

Schwab U.S. Mid-Cap ETF

Schwab U.S. Small-Cap ETF

Schwab U.S. Dividend Equity ETF

(each, a "Fund")

Supplement dated September 20, 2012 to the

Prospectus dated December 17, 2011

Schwab U.S. Dividend Equity ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 24 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.07
Other expenses	None

Total annual operating expenses	0.07

Expenses on a $10,000 investment
1 year	3 years
$7	$23

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses on a $10,000 investment
Schwab U.S. Dividend Equity ETF | Schwab U.S. Dividend Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.07%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual operating expenses	rr_ExpensesOverAssets	0.07%
1 year	rr_ExpenseExampleYear01	7
3 years	rr_ExpenseExampleYear03	23
Schwab International Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sst2_SupplementTextBlock

SCHWAB STRATEGIC TRUST

Schwab International ETFs

Schwab International Equity ETF

Schwab International Small-Cap Equity ETF

Schwab Emerging Markets Equity ETF

(each a "Fund")

Supplement dated September 20, 2012 to the

Prospectus dated December 17, 2011

Schwab International Equity ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.09
Other expenses	None

Total annual operating expenses	0.09

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$9	$29	$51	$115

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses on a $10,000 investment
Schwab International Equity ETF | Schwab International Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.09%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual operating expenses	rr_ExpensesOverAssets	0.09%
1 year	rr_ExpenseExampleYear01	9
3 years	rr_ExpenseExampleYear03	29
5 years	rr_ExpenseExampleYear05	51
10 years	rr_ExpenseExampleYear10	115
Schwab International Small-Cap Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sst2_SupplementTextBlock

SCHWAB STRATEGIC TRUST

Schwab International ETFs

Schwab International Equity ETF

Schwab International Small-Cap Equity ETF

Schwab Emerging Markets Equity ETF

(each a "Fund")

Supplement dated September 20, 2012 to the

Prospectus dated December 17, 2011

Schwab International Small-Cap Equity ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section page 5 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.20
Other expenses	None

Total annual operating expenses	0.20

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$20	$64	$113	$255

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses on a $10,000 investment
Schwab International Small-Cap Equity ETF | Schwab International Small-Cap Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.20%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual operating expenses	rr_ExpensesOverAssets	0.20%
1 year	rr_ExpenseExampleYear01	20
3 years	rr_ExpenseExampleYear03	64
5 years	rr_ExpenseExampleYear05	113
10 years	rr_ExpenseExampleYear10	255
Schwab Emerging Markets Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sst2_SupplementTextBlock

SCHWAB STRATEGIC TRUST

Schwab International ETFs

Schwab International Equity ETF

Schwab International Small-Cap Equity ETF

Schwab Emerging Markets Equity ETF

(each a "Fund")

Supplement dated September 20, 2012 to the

Prospectus dated December 17, 2011

 Schwab Emerging Markets Equity ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 9 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.15
Other expenses	None

Total annual operating expenses	0.15

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$15	$48	$85	$192

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses on a $10,000 investment
Schwab Emerging Markets Equity ETF | Schwab Emerging Markets Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual operating expenses	rr_ExpensesOverAssets	0.15%
1 year	rr_ExpenseExampleYear01	15
3 years	rr_ExpenseExampleYear03	48
5 years	rr_ExpenseExampleYear05	85
10 years	rr_ExpenseExampleYear10	192
Schwab U.S. TIPS ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sst2_SupplementTextBlock

SCHWAB STRATEGIC TRUST

Schwab Fixed-Income ETFs

Schwab U.S. TIPS ETF

Schwab Short-Term U.S. Treasury ETF

Schwab Intermediate-Term U.S. Treasury

Schwab U.S. Aggregate Bond ETF

(each a "Fund")

Supplement dated September 20, 2012 to the

Prospectus dated April 30, 2012

Schwab U.S. TIPS ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.07
Other expenses	None

Total annual operating expenses	0.07

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$7	$23	$40	$90

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses on a $10,000 investment
Schwab U.S. TIPS ETF | Schwab U.S. TIPS ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.07%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual operating expenses	rr_ExpensesOverAssets	0.07%
1 year	rr_ExpenseExampleYear01	7
3 years	rr_ExpenseExampleYear03	23
5 years	rr_ExpenseExampleYear05	40
10 years	rr_ExpenseExampleYear10	90
Schwab Short-Term U.S. Treasury ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sst2_SupplementTextBlock

SCHWAB STRATEGIC TRUST

Schwab Fixed-Income ETFs

Schwab U.S. TIPS ETF

Schwab Short-Term U.S. Treasury ETF

Schwab Intermediate-Term U.S. Treasury

Schwab U.S. Aggregate Bond ETF

(each a "Fund")

Supplement dated September 20, 2012 to the

Prospectus dated April 30, 2012

Schwab Short-Term U.S. Treasury ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 5 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.08
Other expenses	None

Total annual operating expenses	0.08

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$8	$26	$45	$103

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses on a $10,000 investment
Schwab Short-Term U.S. Treasury ETF | Schwab Short-Term U.S. Treasury ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.08%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual operating expenses	rr_ExpensesOverAssets	0.08%
1 year	rr_ExpenseExampleYear01	8
3 years	rr_ExpenseExampleYear03	26
5 years	rr_ExpenseExampleYear05	45
10 years	rr_ExpenseExampleYear10	103
Schwab Intermediate-Term U.S. Treasury ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sst2_SupplementTextBlock

SCHWAB STRATEGIC TRUST

Schwab Fixed-Income ETFs

Schwab U.S. TIPS ETF

Schwab Short-Term U.S. Treasury ETF

Schwab Intermediate-Term U.S. Treasury

Schwab U.S. Aggregate Bond ETF

(each a "Fund")

Supplement dated September 20, 2012 to the

Prospectus dated April 30, 2012

Schwab Intermediate-Term U.S. Treasury ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 8 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.10
Other expenses	None

Total annual operating expenses	0.10

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$10	$32	$57	$128

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses on a $10,000 investment
Schwab Intermediate-Term U.S. Treasury ETF | Schwab Intermediate-Term U.S. Treasury ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual operating expenses	rr_ExpensesOverAssets	0.10%
1 year	rr_ExpenseExampleYear01	10
3 years	rr_ExpenseExampleYear03	32
5 years	rr_ExpenseExampleYear05	57
10 years	rr_ExpenseExampleYear10	128
Schwab U.S. Aggregate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sst2_SupplementTextBlock

SCHWAB STRATEGIC TRUST

Schwab Fixed-Income ETFs

Schwab U.S. TIPS ETF

Schwab Short-Term U.S. Treasury ETF

Schwab Intermediate-Term U.S. Treasury

Schwab U.S. Aggregate Bond ETF

(each a "Fund")

Supplement dated September 20, 2012 to the

Prospectus dated April 30, 2012

Schwab U.S. Aggregate Bond ETF

The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 11 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.05
Other expenses	None

Total annual operating expenses	0.05

Expenses on a $10,000 investment
1 year	3 years
$5	$16

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses on a $10,000 investment
Schwab U.S. Aggregate Bond ETF | Schwab U.S. Aggregate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual operating expenses	rr_ExpensesOverAssets	0.05%
1 year	rr_ExpenseExampleYear01	5
3 years	rr_ExpenseExampleYear03	16
Schwab U.S. REIT ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sst2_SupplementTextBlock

SCHWAB STRATEGIC TRUST

Schwab U.S. REIT ETF

Supplement dated September 20, 2012 to the

Prospectus dated June 28, 2012

(the "Fund")

1. The "Annual fund operating expenses" and "Expenses on a $10,000 investment" tables under the "Fund fees and expenses" section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.07
Other expenses	None

Total annual operating expenses	0.07

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$7	$23	$40	$90

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses on a $10,000 investment
Schwab U.S. REIT ETF | Schwab U.S. REIT ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.07%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual operating expenses	rr_ExpensesOverAssets	0.07%
1 year	rr_ExpenseExampleYear01	7
3 years	rr_ExpenseExampleYear03	23
5 years	rr_ExpenseExampleYear05	40
10 years	rr_ExpenseExampleYear10	90